Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Computed expense at statutory rates	$ 3,192,647	$ 3,428,659
Computed expense at statutory rates in percentage	21.00%	21.00%
Tax exempt interest	$ (578,350)	$ (364,295)
Tax exempt interest percentage	(3.80%)	(2.23%)
BOLI	$ (17,987)	$ (16,657)
BOLI percentage	(0.12%)	(0.10%)
Disallowed interest	$ 80,946	$ 37,416
Disallowed interest percentage	0.53%	0.23%
Tax credits low-incoming housing	$ (611,090)	$ (611,090)
Tax credits low-incoming housing percentage	(4.02%)	(3.74%)
Tax credits rehab	$ (87,360)	$ (87,360)
Tax credits rehab percentage	(0.57%)	(0.54%)
Tax credits new markets	$ (300,000)	$ 0.00
Tax credits new markets percentage	(1.97%)	0.00%
Low income housing investment amortization expense	$ 650,940	$ 498,896
Low income housing investment amortization expense percentage	4.28%	3.06%
Other	$ 108,884	$ 9,522
Others in percentage	0.72%	0.06%
Income tax expense	$ 2,438,630	$ 2,895,091
Income tax expense percentage	16.04%	17.73%